Stockholders' Equity (Restricted Stock Unit Awards) (Details) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Stock-Based Compensation Arrangement by Stock-Based Payment Award [Line Items]
Aggregate fair value of RSUs vested	$ 2,958	$ 1,516	$ 1,172
RSU Awards Outstanding, Number of Shares [Roll Forward]
Beginning balance (shares)	18	18	17
Assumed in CA Merger (shares)	1
Granted (shares)	33	7	8
Vested (shares)	(10)	(6)	(5)
Forfeited (shares)	(2)	(1)	(2)
Ending balance (shares)	40	18	18
RSU Awards Outstanding, Weighted Average Grant Date Fair Value
Beginning balance, Weighted-average grant date fair value per share (in dollars per share)	$ 195.50	$ 163.42	$ 130.71
Assumed in CA Merger, Weighted-average grant date fair value per share (in dollars per share)	206.14
Granted, Weighted-average grant date fair value per share (in dollars per share)	183.64	239.48	199.33
Vested, Weighted-average grant date fair value per share (in dollars per share)	192.28	155.78	126.81
Forfeited, Weighted-average grant date fair value per share (in dollars per share)	182.80	175.46	142.78
Ending balance, Weighted-average grant date fair value per share (in dollars per share)	$ 188.52	$ 195.50	$ 163.42